Quarterly Holdings Report
for
Fidelity® Hedged Equity ETF
October 31, 2025
HED-NPRT3-1225
1.9911150.101
Common Stocks - 95.9%
	Shares	Value ($)
MEXICO - 0.0%
Materials - 0.0%
Metals & Mining - 0.0%
Southern Copper Corp	1,705	236,654
UNITED STATES - 95.9%
Communication Services - 11.5%
Diversified Telecommunication Services - 0.7%
AT&T Inc	105,671	2,615,358
Verizon Communications Inc	35,099	1,394,834
		4,010,192
Entertainment - 2.4%
Electronic Arts Inc	10,668	2,134,240
Netflix Inc (a)	6,039	6,756,796
ROBLOX Corp Class A (a)	5,331	606,241
Walt Disney Co/The	41,956	4,725,085
		14,222,362
Interactive Media & Services - 7.9%
Alphabet Inc Class A	56,380	15,853,492
Alphabet Inc Class C	53,185	14,988,597
Meta Platforms Inc Class A	25,755	16,698,254
		47,540,343
Media - 0.5%
Comcast Corp Class A	125,139	3,483,243
TOTAL COMMUNICATION SERVICES		69,256,140

Consumer Discretionary - 11.5%
Automobile Components - 0.2%
BorgWarner Inc	29,271	1,257,482
Automobiles - 3.3%
Ford Motor Co	283,812	3,726,451
General Motors Co	56,242	3,885,760
Tesla Inc (a)	27,482	12,547,182
		20,159,393
Broadline Retail - 4.3%
Amazon.com Inc (a)	105,529	25,772,292
Diversified Consumer Services - 0.1%
ADT Inc	57,277	506,329
Hotels, Restaurants & Leisure - 1.4%
Airbnb Inc Class A (a)	27,994	3,542,361
Booking Holdings Inc	827	4,199,291
Global Business Travel Group I Class A (a)(b)	55,842	438,918
Wendy's Co/The (b)	30,276	258,557
		8,439,127
Specialty Retail - 2.2%
Abercrombie & Fitch Co Class A (a)	7,930	575,322
Carvana Co Class A (a)	4,013	1,230,145
Gap Inc/The	21,371	488,327
Home Depot Inc/The	17,319	6,574,119
TJX Cos Inc/The	31,528	4,418,334
		13,286,247
TOTAL CONSUMER DISCRETIONARY		69,420,870

Consumer Staples - 2.9%
Beverages - 0.4%
PepsiCo Inc	18,629	2,721,511
Consumer Staples Distribution & Retail - 1.1%
Costco Wholesale Corp	1,613	1,470,169
Walmart Inc	49,235	4,981,597
		6,451,766
Food Products - 0.1%
Cal-Maine Foods Inc	9,400	825,320
Household Products - 0.8%
Procter & Gamble Co/The	30,178	4,537,866
Tobacco - 0.5%
Philip Morris International Inc	19,062	2,751,218
TOTAL CONSUMER STAPLES		17,287,681

Energy - 2.2%
Oil, Gas & Consumable Fuels - 2.2%
Cheniere Energy Inc	11,264	2,387,968
Chevron Corp	2,069	326,323
ConocoPhillips	19,115	1,698,559
EOG Resources Inc	33,048	3,497,801
Exxon Mobil Corp	23,651	2,704,728
Williams Cos Inc/The	44,267	2,561,731
		13,177,110
Financials - 12.4%
Banks - 3.0%
Bank of America Corp	68,454	3,658,866
JPMorgan Chase & Co	35,750	11,122,540
US Bancorp	76,275	3,560,517
		18,341,923
Capital Markets - 3.0%
Bank of New York Mellon Corp/The	32,677	3,526,829
Charles Schwab Corp/The	47,719	4,510,400
CME Group Inc Class A	4,759	1,263,467
Goldman Sachs Group Inc/The	3,993	3,151,954
Morgan Stanley	18,656	3,059,584
S&P Global Inc	5,019	2,445,307
SEI Investments Co	4,615	372,015
		18,329,556
Consumer Finance - 0.8%
Capital One Financial Corp	10,930	2,404,491
Synchrony Financial	34,301	2,551,308
		4,955,799
Financial Services - 4.2%
Berkshire Hathaway Inc Class B (a)	24,312	11,609,953
Fiserv Inc (a)	27,081	1,806,032
Mastercard Inc Class A	13,251	7,314,419
Visa Inc Class A	11,420	3,891,251
		24,621,655
Insurance - 1.4%
Allstate Corp/The	12,001	2,298,431
Progressive Corp/The	17,522	3,609,532
Travelers Companies Inc/The	10,543	2,832,061
		8,740,024
Mortgage Real Estate Investment Trusts (REITs) - 0.0%
Rithm Capital Corp	82	900
TOTAL FINANCIALS		74,989,857

Health Care - 7.7%
Biotechnology - 2.4%
AbbVie Inc	31,318	6,828,577
Exelixis Inc (a)	29,204	1,129,319
Gilead Sciences Inc	38,047	4,557,650
Incyte Corp (a)	20,210	1,889,231
PTC Therapeutics Inc (a)	3,565	243,525
		14,648,302
Health Care Equipment & Supplies - 1.0%
Boston Scientific Corp (a)	43,628	4,394,212
Medtronic PLC	17,190	1,559,133
		5,953,345
Health Care Providers & Services - 0.9%
Elevance Health Inc	7,219	2,289,867
Option Care Health Inc (a)	69,784	1,816,478
Tenet Healthcare Corp (a)	1,147	236,843
UnitedHealth Group Inc	2,402	820,427
		5,163,615
Health Care Technology - 0.3%
Veeva Systems Inc Class A (a)	6,745	1,964,144
Life Sciences Tools & Services - 0.5%
Illumina Inc (a)	11,255	1,390,443
Medpace Holdings Inc (a)	2,637	1,542,408
QIAGEN NV	1	46
		2,932,897
Pharmaceuticals - 2.6%
Bristol-Myers Squibb Co	88,296	4,067,797
Eli Lilly & Co	4,403	3,799,173
Johnson & Johnson	8,309	1,569,321
Merck & Co Inc	58,333	5,015,471
Viatris Inc	135,305	1,401,760
		15,853,522
TOTAL HEALTH CARE		46,515,825

Industrials - 8.6%
Aerospace & Defense - 2.7%
Axon Enterprise Inc (a)	2,132	1,561,114
GE Aerospace	21,070	6,509,577
General Dynamics Corp	9,546	3,292,415
HEICO Corp	3,193	1,014,640
Lockheed Martin Corp	8,100	3,984,228
		16,361,974
Building Products - 0.9%
Armstrong World Industries Inc	584	111,211
Resideo Technologies Inc (a)	23,387	1,000,964
Trane Technologies PLC	9,045	4,058,039
		5,170,214
Commercial Services & Supplies - 0.5%
Cintas Corp	17,425	3,193,480
Construction & Engineering - 0.8%
Comfort Systems USA Inc	2,420	2,336,704
EMCOR Group Inc	1,708	1,154,232
Valmont Industries Inc	3,293	1,361,425
		4,852,361
Electrical Equipment - 0.5%
Acuity Inc	1,826	666,581
AMETEK Inc	10,132	2,047,779
Sensata Technologies Holding PLC	13,118	417,546
		3,131,906
Ground Transportation - 1.4%
CSX Corp	95,305	3,432,886
Lyft Inc Class A (a)	142,691	2,919,458
Norfolk Southern Corp	156	44,207
Uber Technologies Inc (a)	23,344	2,252,696
		8,649,247
Industrial Conglomerates - 0.7%
Honeywell International Inc	19,913	4,009,084
Machinery - 0.1%
Allison Transmission Holdings Inc	7,755	640,176
Franklin Electric Co Inc	420	39,803
Mueller Water Products Inc Class A1	14	359
		680,338
Passenger Airlines - 0.1%
SkyWest Inc (a)	3,997	401,618
Professional Services - 0.4%
Leidos Holdings Inc	13,518	2,574,773
Trading Companies & Distributors - 0.5%
Applied Industrial Technologies Inc	388	99,751
Ferguson Enterprises Inc	6,906	1,716,141
Rush Enterprises Inc Class A	24,241	1,197,748
		3,013,640
TOTAL INDUSTRIALS		52,038,635

Information Technology - 34.5%
Communications Equipment - 1.0%
Cisco Systems Inc	62,410	4,562,795
Motorola Solutions Inc	3,163	1,286,424
		5,849,219
Electronic Equipment, Instruments & Components - 0.9%
Amphenol Corp Class A	17,282	2,408,074
Itron Inc (a)	4,755	477,069
Zebra Technologies Corp Class A (a)	10,080	2,714,040
		5,599,183
IT Services - 0.1%
Okta Inc Class A (a)	3,333	305,069
Semiconductors & Semiconductor Equipment - 14.7%
Advanced Micro Devices Inc (a)	3,966	1,015,772
Analog Devices Inc	13,618	3,188,382
Broadcom Inc	56,165	20,760,269
Cirrus Logic Inc (a)	4,365	579,017
Credo Technology Group Holding Ltd (a)	2	375
Intel Corp (a)	44,115	1,764,159
Lam Research Corp	10,478	1,649,866
Micron Technology Inc	12,609	2,821,516
NVIDIA Corp	252,803	51,190,080
Qorvo Inc (a)	7,217	685,038
QUALCOMM Inc	28,088	5,081,119
		88,735,593
Software - 10.3%
Adobe Inc (a)	12,521	4,261,022
Alarm.com Holdings Inc (a)	33,592	1,653,398
Atlassian Corp Class A (a)	6,882	1,165,948
Cadence Design Systems Inc (a)	9,198	3,115,271
Docusign Inc (a)	7,834	572,979
Microsoft Corp	68,065	35,244,738
Oracle Corp	6,139	1,612,163
Palantir Technologies Inc Class A (a)	22,009	4,412,144
Salesforce Inc	21,746	5,662,876
Tenable Holdings Inc (a)	50,927	1,477,902
Teradata Corp (a)	2,121	44,222
Zoom Communications Inc Class A (a)	35,988	3,139,233
		62,361,896
Technology Hardware, Storage & Peripherals - 7.5%
Apple Inc	155,506	42,044,157
Western Digital Corp	23,213	3,486,825
		45,530,982
TOTAL INFORMATION TECHNOLOGY		208,381,942

Materials - 2.0%
Chemicals - 1.1%
Corteva Inc	17,875	1,098,240
Ecolab Inc	13,040	3,343,456
Linde PLC	5,169	2,162,193
Solstice Advanced Materials Inc	4,859	218,995
		6,822,884
Construction Materials - 0.5%
CRH PLC	25,268	3,009,419
Metals & Mining - 0.4%
Commercial Metals Co	41,059	2,437,262
TOTAL MATERIALS		12,269,565

Real Estate - 1.8%
Health Care REITs - 0.7%
Welltower Inc	23,148	4,190,714
Real Estate Management & Development - 0.1%
Compass Inc Class A (a)	47,108	363,203
Specialized REITs - 1.0%
American Tower Corp	5,178	926,758
Digital Realty Trust Inc	5,642	961,453
Public Storage Operating Co	10,847	3,021,541
VICI Properties Inc	47,071	1,411,659
		6,321,411
TOTAL REAL ESTATE		10,875,328

Utilities - 0.8%
Electric Utilities - 0.8%
NextEra Energy Inc	43,360	3,529,504
NRG Energy Inc	10,572	1,816,904
OGE Energy Corp	2	88
		5,346,496
TOTAL UNITED STATES		579,559,449
TOTAL COMMON STOCKS (Cost $469,942,838)		579,796,103

Money Market Funds - 2.4%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (d)	4.18	14,638,724	14,641,652
Fidelity Securities Lending Cash Central Fund (d)(e)	4.18	122,938	122,950
TOTAL MONEY MARKET FUNDS (Cost $14,764,602)			14,764,602

Purchased Options - 1.0%
	Counterparty	Number of Contracts	Notional Amount ($)	Exercise Price ($)	Expiration Date	Value ($)
Put Options
S&P 500 Index	Chicago Board Options Exchange	283	193,577,660	6,290	12/19/2025	1,049,930
S&P 500 Index	Chicago Board Options Exchange	263	179,897,260	6,070	11/21/2025	140,704
S&P 500 Index	Chicago Board Options Exchange	242	165,532,840	6,250	1/16/2026	1,407,230
S&P 500 Index	Chicago Board Options Exchange	242	165,532,840	4,200	10/16/2026	1,053,910
S&P 500 Index	Chicago Board Options Exchange	275	188,105,500	4,300	9/18/2026	1,183,875
S&P 500 Index	Chicago Board Options Exchange	293	200,417,860	4,150	8/21/2026	1,007,920

						5,843,569
TOTAL PURCHASED OPTIONS (Cost $11,534,032)						5,843,569

TOTAL INVESTMENT IN SECURITIES - 99.3% (Cost $496,241,472)	600,404,274
NET OTHER ASSETS (LIABILITIES) - 0.7% (c)	4,440,215
NET ASSETS - 100.0%	604,844,489

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Contracts
CME E-Mini S&P 500 Index Contracts (United States)	38	12/19/2025	13,060,600	240,149	240,149

The notional amount of futures purchased as a percentage of Net Assets is 2.2%

Legend

(a)	Non-income producing.
(b)	Security or a portion of the security is on loan at period end.
(c)	Includes $554,497 of cash collateral to cover margin requirements for futures contracts.
(d)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(e)	Investment made with cash collateral received from securities on loan.
At period end, the value of non-cash collateral for securities on loan amounted to $241,310.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	3,025,306	67,287,096	55,670,756	160,287	6	-	14,641,652	14,638,724	0.0%
Fidelity Securities Lending Cash Central Fund	-	5,129,504	5,006,554	123	-	-	122,950	122,938	0.0%
Total	3,025,306	72,416,600	60,677,310	160,410	6	-	14,764,602

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Exchange-traded options are valued using the last sale price or, in the absence of a sale, the last offering price and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

Options: Options give the purchaser the right, but not the obligation, to buy (call) or sell (put) an underlying security or financial instrument at an agreed exercise or strike price between or on certain dates. Options obligate the seller (writer) to buy (put) or sell (call) an underlying instrument at the exercise or strike price or cash settle an underlying derivative instrument if the holder exercises the option on or before the expiration date.

The Fund used exchange-traded options to manage its exposure to the stock market.

Open options at period end are presented in the Schedule of Investments under the captions "Purchased Options," "Purchased Swaptions," "Written Options" and "Written Swaptions." Writing puts and buying calls tend to increase exposure to the underlying instrument while buying puts and writing calls tend to decrease exposure to the underlying instrument. For purchased options, risk of loss is limited to the premium paid, and for written options, risk of loss is the change in value in excess of the premium received.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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